Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Sep. 15, 2013	Sep. 30, 2013	Dec. 31, 2013 Segment Branch	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Common stock exchange			1
Number of branch locations			6
Number of branch offices			2
Number of segments			2
Mortgage and commercial loans period			90 days
Credit card and personal loans period			180 days
Minimum required sustained performance			6 months
First alteration increase allowance			$ 849,538
second alteration decrease allowance			159,869
Total accumulated other comprehensive income			(562,000)	1,487,000
Stock options outstanding			92,491	92,491	123,570
Dividends rate				5.30%
Sale	2,800,000		2,800,000	7,900,000
Total issuance costs		23,000	24,000	113,000
Noncontrolling interest			$ 7,700,000
Preferred Stock Series B [Member]
Business Acquisition [Line Items]
Dividends rate			9.00%	5.30%
Voting rights				The preferred stock has no voting rights
Preferred Stock Series C [Member]
Business Acquisition [Line Items]
Dividends rate		5.30%	5.30%
Voting rights		The preferred stock has no voting rights	The preferred stock has no voting rights
Minimum [Member] | Furniture, Fixtures and Equipment [Member]
Business Acquisition [Line Items]
Useful lives range			5 years
Minimum [Member] | Building and Leasehold Improvements [Member]
Business Acquisition [Line Items]
Useful lives range			10 years
Maximum [Member] | Furniture, Fixtures and Equipment [Member]
Business Acquisition [Line Items]
Useful lives range			7 years
Maximum [Member] | Building and Leasehold Improvements [Member]
Business Acquisition [Line Items]
Useful lives range			39 years
Anson BanCorp Inc [Member]
Business Acquisition [Line Items]
Acquisition			Jan. 19, 2000
Gateway Mortgage Inc [Member]
Business Acquisition [Line Items]
Acquisition			Aug. 04, 2000
Uwharrie Mortgage Inc [Member]
Business Acquisition [Line Items]
Established a subsidiary			Apr. 07, 2004
Cabarrus Bank and Trust Company [Member]
Business Acquisition [Line Items]
Company capitalized a new wholly-owned subsidiary			Apr. 10, 2003